UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21636

               First Trust/Aberdeen Global Opportunity Income Fund (Exact name of registrant as specified in charter)

                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
               (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                           First Trust Portfolios L.P.
                        120 East Liberty Drive, Suite 400
                                Wheaton, IL 60187
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 630-765-8000

                      Date of fiscal year end: December 31

                    Date of reporting period: March 31, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
MARCH 31, 2009 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                  STATED        VALUE
   CURRENCY)                       DESCRIPTION                    COUPON   MATURITY   (US DOLLARS)
--------------   ----------------------------------------------   ------   --------   ------------
BONDS AND NOTES (B) - 135.7%
                 ARGENTINA - 3.0%
     7,330,000   Republic of Argentina (USD) ..................     7.00%  03/28/11   $  3,045,535
       700,000   Republic of Argentina (USD) (c) ..............     3.00%  04/30/13        362,197
     8,190,000   Republic of Argentina (USD) ..................     7.00%  04/17/17      3,106,687
       643,574   Republic of Argentina (USD) ..................     8.28%  12/31/33        175,374
     5,910,000   Republic of Argentina (USD) (c) ..............     0.00%  12/15/35        164,298
                                                                                      ------------
                                                                                         6,854,091
                                                                                      ------------
                 AUSTRALIA - 7.2%
     2,500,000   Australian Government (AUD) ..................     7.50%  09/15/09      1,776,685
    11,000,000   Australian Government (AUD) ..................     6.00%  02/15/17      8,550,284
     8,100,000   Queensland Treasury (AUD) ....................     6.00%  10/14/15      5,946,118
                                                                                      ------------
                                                                                        16,273,087
                                                                                      ------------
                 BRAZIL - 10.0%
     1,990,000   Banco Nacional de Desenvolvimento
                    Economico e Social (USD) ..................     6.37%  06/16/18      1,902,937
     5,750,000   Brazil Citigroup (BRL) .......................    15.00%  07/02/10      2,608,303
    10,000,000   Brazil Notas do Tesouro Nacional
                    Serie F (BRL) .............................    10.00%  01/01/11      4,276,760
     2,290,000   Dasa Finance Corp. (USD) .....................     8.75%  05/29/18      1,854,900
    19,403,000   Electropaulo Metropolitan (BRL) ..............    19.13%  06/28/10      8,698,834
     2,700,000   Isa Capital do Brasil S.A. (USD) .............     7.88%  01/30/12      2,585,250
       650,000   Odebrecht Finance Ltd. (USD) .................     7.50%  10/18/17        559,000
                                                                                      ------------
                                                                                        22,485,984
                                                                                      ------------
                 CANADA - 14.1%
     5,200,000   Canadian Government (CAD) ....................     9.50%  06/01/10      4,546,907
     7,000,000   Canadian Government (CAD) ....................     5.25%  06/01/13      6,360,961
    10,000,000   Export Development Canada (NZD) ..............     8.13%  11/30/10      6,053,879
    15,000,000   Province of Manitoba (NZD) ...................     6.38%  09/01/15      8,604,226
    10,965,000   Province of Ontario (NZD) ....................     6.25%  06/16/15      6,191,847
                                                                                      ------------
                                                                                        31,757,820
                                                                                      ------------
                 CHINA - 0.4%
     1,040,000   Parkson Retail Group Ltd. (USD) ..............     7.88%  11/14/11        962,000
                                                                                      ------------
                 COLOMBIA - 1.9%
       930,000   EEB International Ltd. (USD) .................     8.75%  10/31/14        869,550
 7,600,000,000   Republic of Colombia (COP) ...................    12.00%  10/22/15      3,364,368
                                                                                      ------------
                                                                                         4,233,918
                                                                                      ------------
                 DOMINICAN REPUBLIC - 3.0%
     4,550,000   Cerveceria Nacional Dominica (USD) (c) .......    16.00%  03/27/12      3,094,000
     5,926,000   Dominican Republic (USD) .....................     8.63%  04/20/27      3,703,750
                                                                                      ------------
                                                                                         6,797,750
                                                                                      ------------
                 EL SALVADOR - 2.7%
     2,090,000   Republic of El Salvador (USD) ................     8.25%  04/10/32      1,640,650
     6,130,000   Republic of El Salvador (USD) ................     7.65%  06/15/35      4,505,550
                                                                                      ------------
                                                                                         6,146,200
                                                                                      ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                  STATED        VALUE
   CURRENCY)                       DESCRIPTION                    COUPON   MATURITY   (US DOLLARS)
--------------   ----------------------------------------------   ------   --------   ------------
BONDS AND NOTES (B) - (CONTINUED)
                 FINLAND - 3.1%
     4,581,000   Republic of Finland (GBP) ....................     9.38%  02/03/10   $  6,985,675
                                                                                      ------------
                 GABON - 1.6%
     4,670,000   Gabonese Republic (USD) ......................     8.20%  12/12/17      3,479,150
                                                                                      ------------
                 GEORGIA - 1.5%
     4,860,000   Republic of Georgia (USD) ....................     7.50%  04/15/13      3,476,115
                                                                                      ------------
                 GERMANY - 1.4%
     3,650,000   KfW International Finance (CAD) ..............     4.95%  10/14/14      3,187,332
                                                                                      ------------
                 GHANA - 0.9%
     3,320,000   Republic of Ghana (USD) ......................     8.50%  10/04/17      2,075,000
                                                                                      ------------
                 INDONESIA - 9.3%
 7,170,000,000   Indonesian Recapitalization Bond (IDR) .......    13.40%  02/15/11        652,971
14,200,000,000   Indonesian Recapitalization Bond (IDR) .......    13.45%  08/15/11      1,302,690
       970,000   Majapahit Holding B.V. (USD) .................     7.75%  10/17/16        703,074
     2,800,000   Majapahit Holding B.V. (USD) .................     7.25%  06/28/17      1,948,604
     1,140,000   MGTI Finance Company, Ltd. (USD) .............     8.38%  09/15/10      1,093,954
    10,280,000   Republic of Indonesia (USD) ..................    10.38%  05/04/14     10,901,251
     5,070,000   Republic of Indonesia (USD) ..................     6.88%  03/09/17      4,263,444
                                                                                      ------------
                                                                                        20,865,988
                                                                                      ------------
                 KAZAKHSTAN - 2.2%
     3,630,000   HSBK Europe B.V. (USD) .......................     9.25%  10/16/13      2,013,118
     3,460,000   KazMunaiGaz Finance Sub B.V. (USD) ...........     8.38%  07/02/13      2,957,124
                                                                                      ------------
                                                                                         4,970,242
                                                                                      ------------
                 MEXICO - 3.1%
    63,050,000   Mexican Bonos Desarr Fixed Rate Bond (MXN) ...    10.00%  11/20/36      5,226,496
     2,020,000   Pemex Project Funding Master Trust (USD) .....     5.75%  03/01/18      1,696,800
                                                                                      ------------
                                                                                         6,923,296
                                                                                      ------------
                 MULTINATIONAL - 14.2%
    17,600,000   Asian Development Bank (AUD) .................     5.50%  02/15/16     12,377,356
    18,800,000   European Investment Bank (NZD) ...............     6.50%  09/10/14     11,048,859
     8,600,000   International Bank Reconstruction
                    & Development (NZD) .......................     6.38%  07/15/09      4,930,582
     5,000,000   Nordic Investment Bank (AUD) .................     5.38%  01/18/11      3,566,293
                                                                                      ------------
                                                                                        31,923,090
                                                                                      ------------
                 NIGERIA - 2.3%
     3,750,000   GTB Finance B.V. (USD) .......................     8.50%  01/29/12      2,353,125
   601,500,000   KfW International Finance (NGN) ..............     8.50%  01/18/11      2,701,186
                                                                                      ------------
                                                                                         5,054,311
                                                                                      ------------
                 NORWAY - 5.6%
     4,500,000   Kommunalbanken AS (GBP) ......................     4.75%  01/28/10      6,655,590
    10,000,000   Kommunalbanken AS (NZD) ......................     8.00%  10/19/10      6,045,549
                                                                                      ------------
                                                                                        12,701,139
                                                                                      ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                  STATED        VALUE
   CURRENCY)                       DESCRIPTION                    COUPON   MATURITY   (US DOLLARS)
--------------   ----------------------------------------------   ------   --------   ------------
BONDS AND NOTES (B) - (CONTINUED)

                 PAKISTAN - 0.8%
     1,800,000   Islamic Republic of Pakistan (USD) ...........     6.88%  06/01/17   $    886,500
     2,190,000   Islamic Republic of Pakistan (USD) ...........     7.88%  03/31/36        929,193
                                                                                      ------------
                                                                                         1,815,693
                                                                                      ------------
                 PANAMA - 2.0%
     4,340,000   Republic of Panama (USD) .....................     8.88%  09/30/27      4,600,400
                                                                                      ------------
                 PERU - 2.6%
     4,450,000   Republic of Peru International Bond (EUR) ....     7.50%  10/14/14      5,903,417
                                                                                      ------------
                 PHILIPPINES - 3.2%
     3,140,000   Republic of Philippines (USD) ................    10.63%  03/16/25      3,996,432
     2,630,000   Republic of Philippines (USD) ................     9.50%  02/02/30      3,123,257
                                                                                      ------------
                                                                                         7,119,689
                                                                                      ------------
                 RUSSIA - 10.6%
    56,400,000   GPB Eurobond Finance PLC (RUB) ...............     7.25%  02/22/10      1,447,098
     1,470,000   Mobile TeleSystems Finance S.A. (USD) ........     8.00%  01/28/12      1,315,650
   102,261,441   Red Arrow International Leasing PLC (RUB) ....     8.38%  06/30/12      2,171,476
     1,370,000   RS Finance (RSB) (USD) .......................     7.50%  10/07/10        745,283
     2,840,000   RSHB Capital S.A. (USD) ......................     7.18%  05/16/13      2,394,262
     6,080,000   RSHB Capital S.A. (USD) ......................     7.75%  05/29/18      4,560,000
     3,504,000   Russia Federation (USD) ......................     7.50%  03/31/30      3,339,067
     2,040,000   Transcapitalinvest Ltd. (USD) ................     8.70%  08/07/18      1,798,505
     2,650,000   UBS Luxembourg S.A. (USD) (c) ................     6.23%  02/11/15      1,927,875
     2,970,000   Vimpelcom Finance (USD) ......................     8.38%  04/30/13      2,151,340
     2,580,000   VTB Capital S.A. (USD) .......................     6.88%  05/29/18      2,011,910
                                                                                      ------------
                                                                                        23,862,466
                                                                                      ------------
                 SOUTH KOREA - 1.6%
     3,550,000   Korea Development Bank (USD) .................     8.00%  01/23/14      3,640,880
                                                                                      ------------
                 SPAIN - 3.6%
    11,500,000   Instituto de Credito Oficial (AUD) ...........     5.50%  10/11/12      7,993,365
                                                                                      ------------
                 TURKEY - 4.0%
     3,380,000   Republic of Turkey (USD) .....................     9.50%  01/15/14      3,649,454
     2,800,000   Turkey Government Bond (TRY) .................       (d)  04/14/10      1,476,662
     8,000,000   Turkey Government Bond (TRY) .................       (d)  11/03/10      3,900,767
                                                                                      ------------
                                                                                         9,026,883
                                                                                      ------------
                 UKRAINE - 3.8%
     7,300,000   Alfa Bank Ukraine (USD) ......................     9.75%  12/22/09      4,100,994
     4,700,000   EX-IM Bank of Ukraine (USD) ..................     7.65%  09/07/11      1,810,402
     3,000,000   UBS AG Jersey Branch, Credit Linked
                    Note (USD) ................................     9.13%  06/21/10        671,400
     3,500,000   Ukraine Government (USD) .....................     6.88%  03/04/11      1,924,440
                                                                                      ------------
                                                                                         8,507,236
                                                                                      ------------

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                  STATED        VALUE
   CURRENCY)                       DESCRIPTION                    COUPON   MATURITY   (US DOLLARS)
--------------   ----------------------------------------------   ------   --------   ------------
BONDS AND NOTES (B) - (CONTINUED)
                 UNITED KINGDOM - 6.7%
     1,600,000   United Kingdom Treasury (GBP) ................     8.00%  12/07/15   $  3,054,018
     4,600,000   United Kingdom Treasury (GBP) ................     6.00%  12/07/28      8,444,078
     2,520,000   United Kingdom Treasury (GBP) ................     4.25%  12/07/49      3,517,818
                                                                                      ------------
                                                                                        15,015,914
                                                                                      ------------
                 URUGUAY - 3.4%
     3,000,000   Republic of Uraguay, (USD) ...................     7.88%  01/15/33      2,535,750
   138,620,000   Republic Orient Uruguay,
                    Inflation Adjusted Bond (UYU) (e) .........     5.00%  09/14/18      3,968,788
    52,400,000   Republic Orient Uruguay,
                    Inflation Adjusted Bond (UYU) (e) .........     4.25%  04/05/27      1,108,880
                                                                                      ------------
                                                                                         7,613,418
                                                                                      ------------
                 VENEZUELA - 5.9%
     5,580,000   Bolivarian Republic of Venezuela (USD) (c) ...     2.12%  04/20/11      4,055,265
     1,720,000   Bolivarian Republic of Venezuela (USD) .......     9.00%  05/07/23        885,800
     8,460,000   Petroleos de Venezuela S.A. (USD) ............     5.25%  04/12/17      3,553,200
     1,410,000   Republic of Venezuela (USD) ..................    10.75%  09/19/13      1,008,291
     2,623,000   Republic of Venezuela (USD) ..................     8.50%  10/08/14      1,626,260
     4,520,000   Republic of Venezuela (USD) ..................     5.75%  02/26/16      2,217,060
                                                                                      ------------
                                                                                        13,345,876
                                                                                      ------------
                 TOTAL INVESTMENTS - 135.7%
                    (Cost $364,277,849) (f) ...................                        305,597,425
                 LOAN OUTSTANDING - (39.3)% ...................                        (88,522,088)
                 NET OTHER ASSETS AND LIABILITIES - 3.6% ......                          8,161,180
                                                                                      ------------
                 NET ASSETS - 100.0% ..........................                       $225,236,517
                                                                                      ============

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the investment sub-advisor.

(c) Variable rate security. The interest rate shown reflects the rate in effect at March 31, 2009.

(d)  Zero coupon bond.

(e) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $4,635,379 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $63,315,803.

RSB  Russian Standard Bank

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (A) - (CONTINUED)
MARCH 31, 2009 (UNAUDITED)

Currency

AUD   Australian Dollar
BRL   Brazilian Real
CAD   Canadian Dollar
COP   Colombian Peso
EUR   Euro Dollar
GBP   British Pound Sterling
IDR   Indonesian Rupiah
MXN   Mexican Peso
NGN   Nigerian Naira
NZD   New Zealand Dollar
RUB   Russian Ruble
TRY   Turkish Lira
USD   United States Dollar
UYU   Uruguayan Peso
ZAR   South African Rand

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2009 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                                  OTHER FINANCIAL
VALUATION INPUTS                                    INVESTMENTS   INSTRUMENTS (A)
----------------                                   ------------   ---------------
Level 1 - Quoted Prices ........................   $         --     $(5,337,767)
Level 2 - Other Significant Observable Inputs ..    305,597,425              --
Level 3 - Significant Unobservable Inputs ......             --              --
                                                   ------------     -----------
Total ..........................................   $305,597,425     $(5,337,767)
                                                   ============     ===========

(a) Other financial instruments are forward foreign currency contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the contracts (see Schedule of Forward Foreign Currency Contracts).

                                       % OF TOTAL
INDUSTRY CLASSIFICATION               INVESTMENTS
-----------------------               -----------
Government Bonds and Notes                56.8%
Supranational Bank                        10.4
Regional Authority                         6.8
Diversified Financial Services             6.1
Special Purpose Banks                      4.9
Commercial Banks                           4.3
Electric Utilities                         4.0
Oil, Gas & Consumable Fuels                2.1
Wireless Telecommunication Services        1.1
Beverages                                  1.0
Healthcare                                 0.6
Import/Export Bank                         0.6
Oil & Gas Exploration & Production         0.6
Multiline                                  0.3
Capital Markets                            0.2
Construction & Chemicals                   0.2
                                         -----
   Total                                 100.0%
                                         =====

                 See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
MARCH 31, 2009 (UNAUDITED)

                FORWARD FOREIGN CURRENCY CONTRACTS TO BUY
                           CONTRACTS TO RECEIVE
-------------------------------------------------------------------------
                                                                  NET            NET
                                     LOCAL                    UNREALIZED     UNREALIZED
                                    CURRENCY        IN       APPRECIATION   DEPRECIATION
EXPIRATION          LOCAL           VALUE IN     EXCHANGE    OF CONTRACTS   OF CONTRACTS
   DATE          CURRENCY (a)        U.S. $     FOR U.S. $      U.S. $         U.S. $
----------   ------------------   -----------   ----------   ------------   ------------
 04/24/09    CAD      6,645,000   $ 5,270,664   $5,363,075     $     --       $(92,411)
 05/15/09    COP  4,351,007,000     1,700,310    1,665,139       35,171             --
 04/24/09    EUR        758,000     1,007,024    1,003,438        3,586             --
 04/24/09    GBP      3,000,000     4,304,803    4,131,264      173,539             --
 05/15/09    IDR 40,680,848,000     3,477,738    3,302,107      175,631             --
 04/24/09    MXN     27,965,000     1,964,744    1,946,271       18,473             --
 05/15/09    RUB    102,887,000     2,985,997    2,857,972      128,025             --
 04/24/09    TRY     17,283,000    10,328,556    9,980,743      347,813             --
 04/24/09    ZAR     12,940,000     1,357,450    1,247,289      110,161             --
                                                               --------       --------
                                                               $992,399       $(92,411)
                                                               ========       ========

                FORWARD FOREIGN CURRENCY CONTRACTS TO SELL
                           CONTRACTS TO DELIVER
--------------------------------------------------------------------------
                                                                   NET            NET
                                     LOCAL                     UNREALIZED     UNREALIZED
                                    CURRENCY         IN       APPRECIATION   DEPRECIATION
EXPIRATION          LOCAL           VALUE IN      EXCHANGE    OF CONTRACTS   OF CONTRACTS
   DATE          CURRENCY (a)        U.S. $      FOR U.S. $      U.S. $         U.S. $
----------   ------------------   -----------   -----------   ------------   ------------
 05/15/09    BRL     29,049,000   $12,383,538   $12,277,684    $       --    $  (105,854)
 04/24/09    CAD     22,778,000    18,066,995    18,011,735            --        (55,260)
 05/15/09    COP 12,036,786,000     4,703,799     4,941,959       238,160             --
 04/24/09    EUR      4,331,000     5,753,851     5,600,048            --       (153,803)
 04/24/09    GBP     22,398,000    32,139,656    31,156,377            --       (983,279)
 05/15/09    IDR 40,680,848,000     3,477,738     3,226,078            --       (251,660)
 04/24/09    MXN     90,322,000     6,345,778     6,226,503            --       (119,275)
 04/24/09    NZD     77,500,000    44,135,584    40,015,575            --     (4,120,009)
 05/15/09    RUB    102,887,000     2,985,997     2,634,750            --       (351,247)
 04/24/09    TRY     25,342,000    15,144,724    14,898,945            --       (245,779)
 04/24/09    ZAR     12,940,000     1,357,450     1,267,701            --        (89,749)
                                                               ----------    -----------
                                                               $  238,160    $(6,475,915)
                                                               ----------    -----------
Unrealized Appreciation (Depreciation) ....................    $1,230,559    $(6,568,326)
                                                               ==========    ===========
Net Unrealized Appreciation (Depreciation) ................                  $(5,337,767)
                                                                             ===========

(a)  Please see page 5 for currency descriptions.

                 See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           MARCH 31, 2009 (UNAUDITED)

                      1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In addition, structured products, including currency linked notes and credit linked notes, as well as interest rate swaps and credit default swaps, are valued using a pricing service or quotes provided by the selling dealer or financial institution. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. Fixed-income securities with a remaining maturity of 60 days or more will be valued by the Fund using a pricing service. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under FAS 157 are described below:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of March 31, 2009 is included in the Fund's Portfolio of Investments.

In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly, ("FSP 157-4"). FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 provides additional guidance for estimating fair value in accordance with FAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. Management is currently evaluating the impact the implementation of FSP 157-4 will have on the Fund's financial statement disclosures, if any.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income on such securities is not accrued until settlement date. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments. At March 31, 2009, the Fund had no when-issued or delayed-delivery purchase commitments.

               FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                           MARCH 31, 2009 (UNAUDITED)

C. CREDIT LINKED NOTES:

The Fund invests in credit linked notes. Credit linked notes are securities that are collateralized by one or more designated securities that are referred to as "reference securities". Through the purchase of a credit linked note, the buyer assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the credit linked note in the full amount of the purchase price of the note. The issuer of a credit linked note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the credit linked note at an agreed-upon interest rate and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

Credit linked notes are subject to credit risk of the reference securities underlying the credit linked notes. If one of the underlying reference securities defaults, or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted.

Credit linked notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit linked note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested, and the periodic interest payments expected to be received for the duration of its investment in the credit linked note.

The market for credit linked notes may suddenly become illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit linked notes. In certain cases, a market price for a credit linked note may not be available.

D. FORWARD FOREIGN CURRENCY CONTRACTS:

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in Net Other Assets and Liabilities on the Portfolio of Investments. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security and foreign currency transactions.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust/Aberdeen Global Opportunity Income Fund


By (Signature and Title)* /s/ James A. Bowen
                          ---------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date 5/28/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James A. Bowen
                          ---------------------------------------
                          James A. Bowen, Chairman of the Board,
                          President and Chief Executive Officer
                          (principal executive officer)

Date 5/28/09


By (Signature and Title)* /s/ Mark R. Bradley
                          ---------------------------------------
                          Mark R. Bradley, Treasurer, Controller,
                          Chief Financial Officer and Chief
                          Accounting Officer
                          (principal financial officer)

Date 5/28/09

* Print the name and title of each signing officer under his or her signature.